Share Capital and additional paid-in capital (Details) - USD ($)	1 Months Ended		6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Aug. 09, 2024
Share Capital and additional paid-in capital
Capital distribution	$ 35,400,000	$ 21,200,000	$ 56,661,629	$ 91,753,208
Capital distribution per share	$ 1.1	$ 0.66
Number of shares outstanding					32,194,108
Number of treasury shares					695,892